UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2019

Semiannual Report

November 30, 2019

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Yield Backdrop, Investor Demand Drove Muni Market Gains

With government bond yields trending downward, municipal bonds (munis) delivered positive returns for the six-month reporting period. Investment-grade munis generally underperformed U.S. Treasuries, which often occurs when Treasury yields decline at a greater pace than muni yields. However, high-yield munis generally outperformed investment-grade munis and Treasuries, reflecting investor demand for yield.

A key early 2019 policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. These factors generally drove Treasury yields lower. By July, concerns about global economic risks, including trade policy uncertainty, prompted the Fed to cut short-term interest rates for the first time in 10 years. And with global risks still looming, the Fed cut rates again in September and October before pausing to digest the impact of its three easing moves.

In addition to benefiting from declining yields, munis advanced on stable credit fundamentals and favorable supply/demand dynamics. Demand remained near record levels during the period and generally outpaced available supply. Investor interest in munis was particularly robust in high-tax states, where federal legislation capping state and local tax deductions continued to drive demand for tax-advantaged munis.

We believe state and local finances across the country should remain stable, providing continued support for munis. We also expect the supply/demand backdrop to remain favorable. Meanwhile, volatility, economic data, central bank policy and other factors will continue to affect the fixed-income markets. These influences underscore the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

NOVEMBER 30, 2019
Portfolio at a Glance
Weighted Average Life to Maturity	17.8 years
Average Duration (Modified)	5.2 years

Top Five States and Territories	% of net assets
New York	10.7%
Texas	9.1%
Illinois	8.8%
Arizona	6.3%
New Jersey	5.2%

Top Five Sectors	% of fund investments
Special Tax	16%
Retirement Community	14%
General Obligation (GO) - Local	12%
Charter School	11%
Hospital	6%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.3%
Affiliated Funds	1.5%
Other Assets and Liabilities	0.2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During Period(1) 6/1/19 - 11/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,031.80	$3.05	0.60%
I Class	$1,000	$1,032.80	$2.03	0.40%
Y Class	$1,000	$1,033.00	$1.88	0.37%
A Class	$1,000	$1,030.50	$4.31	0.85%
C Class	$1,000	$1,026.70	$8.11	1.60%
Hypothetical
Investor Class	$1,000	$1,022.00	$3.03	0.60%
I Class	$1,000	$1,023.00	$2.02	0.40%
Y Class	$1,000	$1,023.15	$1.87	0.37%
A Class	$1,000	$1,020.75	$4.29	0.85%
C Class	$1,000	$1,017.00	$8.07	1.60%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

NOVEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.3%
Alabama — 1.1%
Jefferson County Sewer Rev., 6.50%, 10/1/53	$2,000,000	$2,393,680
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 6/1/24	5,000,000	5,458,000
		7,851,680
Alaska — 0.4%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,505,775
Valdez Rev., (Exxon Mobil Corp.), VRDN, 1.12%, 12/2/19	800,000	800,000
		3,305,775
Arizona — 6.3%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,235,259
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,821,797
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,194,800
Arizona Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.25%, 7/1/22 (GA: CFE Management Group LLC)(1)	1,000,000	1,010,230
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	5,379,050
Arizona Industrial Development Authority Rev., (Phoenix Children's Hospital), VRDN, 1.13%, 12/2/19 (LOC: Bank of America N.A.)	2,200,000	2,200,000
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,092,500
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	925,000	943,759
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,599,765
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,598,985
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,305,560
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	539,140
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Series 2017 Obligated Group), 4.00%, 7/1/22(1)	3,000,000	3,030,480
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/48(1)	1,000,000	1,032,610
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/53(1)	1,000,000	1,030,390
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.00%, 7/1/54(1)	1,000,000	1,024,110
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	550,120
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,083,020
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,204,680

6

	Principal Amount	Value
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	$1,325,000	$1,367,890
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	1,325,000	1,363,041
Maricopa County Industrial Development Authority Rev., (Benjamin Franklin Charter School Ltd.), 6.00%, 7/1/52(1)	4,000,000	4,558,200
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/54(1)(2)	2,450,000	2,687,111
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	1,076,450
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	208,000	208,171
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	144,000	144,083
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,041,090
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	500,000	575,310
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	1,000,000	1,140,820
		47,038,421
California — 3.7%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	8,000,000	1,242,960
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,030,460
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	567,010
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	560,280
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,114,400
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(3)	2,500,000	2,221,050
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	588,605
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,627,482
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	525,990
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	500,000	553,020
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,040,720
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(3)	5,000,000	837,650
Independent Cities Finance Authority Rev., (Lamplighter Salinas Mobilehome Park), 6.15%, 7/15/40	2,000,000	2,052,800
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(3)	1,595,000	1,464,322
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,627,320
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(3)	3,500,000	971,180
State of California GO, 4.00%, 10/1/36	5,000,000	5,864,800

7

	Principal Amount	Value
Sunnyvale Special Tax, 7.75%, 8/1/32	$1,500,000	$1,504,725
		27,394,774
Colorado — 4.7%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,048,490
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,096,180
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	510,000	525,499
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	557,209
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,291,614
Centerra Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/29(1)	4,000,000	4,315,560
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,076,710
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	3,000,000	3,275,130
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,047,400
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/37	500,000	573,520
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/47	2,000,000	2,248,660
Copper Ridge Metropolitan District Rev., 5.00%, 12/1/39	2,500,000	2,645,050
Copper Ridge Metropolitan District Rev., 5.00%, 12/1/43	1,000,000	1,041,440
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	529,390
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,405,530
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,661,850
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	1,900,000	2,032,601
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	500,000	507,885
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,311,625
One Horse Business Improvement District Rev., 6.00%, 6/1/24	890,000	891,460
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	537,345
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,022,930
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	568,330
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,121,560
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	329,784
		34,662,752
Delaware — 0.6%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,538,550
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	3,000,000	3,254,580
		4,793,130
District of Columbia — 2.7%
District of Columbia GO, 5.00%, 10/15/44	5,000,000	6,183,050
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(3)	15,000,000	1,593,150
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/49	10,000,000	12,088,400
		19,864,600
Florida — 4.7%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.25%, 11/15/24	2,155,000	2,182,067
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	266,298

8

	Principal Amount	Value
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	$750,000	$787,185
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,000,000	1,058,950
Florida Development Finance Corp. Rev., (Virgin Trains USA Florida LLC), VRDN, 6.50%, 1/1/29(1)	3,000,000	2,838,690
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,065,670
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	367,290
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	270,285
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	867,968
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	915,161
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,138,450
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,450,750
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,029,980
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,155,380
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	3,150,000	3,753,760
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,412,719
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,706,250
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	430,000	485,522
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,955,000	2,033,865
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,720,000	2,908,414
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50(1)(2)	2,000,000	2,020,560
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	725,000	738,043
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	2,047,528
		34,500,785
Georgia — 1.6%
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	5,000,000	6,306,950
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/49	1,500,000	2,042,790
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,687,350
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,591,380
		11,628,470
Guam — 0.1%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,021,020

9

	Principal Amount	Value
Hawaii — 0.7%
State of Hawaii GO, 5.00%, 1/1/39	$4,250,000	$5,290,783
Idaho — 0.4%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,404,635
Illinois — 8.8%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,992,250
Chicago GO, 5.50%, 1/1/39	2,000,000	2,249,540
Chicago GO, 5.00%, 1/1/40	2,500,000	2,562,250
Chicago Board of Education GO, 5.00%, 12/1/23	1,500,000	1,647,000
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	4,033,065
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,791,125
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,205,410
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,441,516
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,221,070
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,468,210
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,724,839
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,663,208
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,853,115
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,117,340
Illinois Finance Authority Rev., (Lutheran Life Communities), 5.00%, 11/1/49(2)	1,150,000	1,210,433
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,130,360
Illinois Finance Authority Rev., (Westminster Village, Inc. Obligated Group), 5.50%, 5/1/53	2,500,000	2,722,025
State of Illinois GO, 5.00%, 5/1/22	1,000,000	1,069,170
State of Illinois GO, 5.00%, 2/1/24	2,000,000	2,206,300
State of Illinois GO, 5.00%, 12/1/25	3,000,000	3,411,750
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,137,000
State of Illinois GO, 5.00%, 11/1/27	3,000,000	3,454,860
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,480,510
State of Illinois GO, 5.00%, 10/1/33	900,000	1,030,878
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,200,800
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,096,440
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	2,037,940
		65,158,404
Indiana — 0.1%
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 1.18%, 12/2/19 (LOC: Barclays Bank plc)	550,000	550,000
Iowa — 1.3%
Iowa Finance Authority Rev., (Iowa Fertilizer Co. LLC), 3.125%, 12/1/22	1,900,000	1,924,662
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	5,283,426
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 2.875%, 5/15/49	1,500,000	1,510,920

10

	Principal Amount	Value
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	$1,000,000	$1,000,170
		9,719,178
Kansas — 1.6%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	9,500,000	9,898,240
Wichita Rev., (K-96 Greenwich STAR Bond), 3.00%, 9/1/23	1,665,000	1,693,571
		11,591,811
Kentucky — 1.2%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,495,147
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 6/1/25	3,000,000	3,324,450
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,162,340
		8,981,937
Louisiana — 0.2%
St. John the Baptist Rev., (Marathon Oil Corp.), VRDN, 2.20%, 7/1/26	1,500,000	1,504,530
Maryland — 2.3%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,605,420
Brunswick Special Tax, 5.00%, 7/1/36	1,450,000	1,621,448
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/24	1,000,000	1,143,690
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,168,450
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,213,340
Maryland Stadium Authority Rev., 5.00%, 5/1/25	3,600,000	4,290,480
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,644,930
Prince George's County Tax Allocation, 5.25%, 7/1/48(1)	2,000,000	2,219,560
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 3.50%, 11/1/26	1,825,000	1,834,088
		16,741,406
Massachusetts — 1.1%
Massachusetts GO, 5.00%, 1/1/49	7,000,000	8,581,160
Michigan — 2.8%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,732,375
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,707,078
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,285,237
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,870,295
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	2,195,000	2,398,894
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,832,540
Michigan Tobacco Settlement Finance Authority Rev., (Michigan Finance Authority), 6.00%, 6/1/48	3,000,000	3,016,350
		20,842,769
Minnesota — 0.9%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	4,440,997

11

	Principal Amount	Value
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	$1,750,000	$1,992,568
		6,433,565
Mississippi — 0.3%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.12%, 12/2/19 (GA: Chevron Corp.)	2,500,000	2,500,000
Missouri — 3.3%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 2.875%, 2/1/34	2,000,000	2,007,920
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,308,400
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,725,075
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,904,750
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,136,330
Lees Summit Tax Allocation, 4.875%, 11/1/37(1)	3,500,000	3,584,455
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,650,200
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,899,736
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,098,510
		24,315,376
Nevada — 2.2%
Clark County Special Assessment, 5.00%, 8/1/30	1,420,000	1,571,471
Clark County Special Assessment, 5.00%, 8/1/32	370,000	406,833
Clark County Special Assessment, 5.00%, 8/1/35	675,000	738,160
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,137,387
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	835,000	840,770
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	995,000	1,086,878
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49(2)	850,000	871,624
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	371,579
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,079,550
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,495,144
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	600,000	636,504
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	750,000	799,920
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	600,000	639,294
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	1,000,000	1,059,930
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(3)	9,500,000	1,374,270
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(3)	13,000,000	1,229,150
		16,338,464

12

	Principal Amount	Value
New Jersey — 5.2%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	$5,000,000	$5,772,200
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	2,196,900
New Jersey Economic Development Authority Rev., 4.00%, 6/15/49	1,250,000	1,296,800
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,187,013
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	773,176
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,704,400
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,090,310
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	556,915
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,671,575
New Jersey Health Care Facilities Financing Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 7/1/22	1,000,000	1,096,780
New Jersey Health Care Facilities Financing Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 7/1/23	1,000,000	1,131,810
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	2,800,000	2,853,816
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/50	5,000,000	5,669,750
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	3,500,000	4,237,870
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,320,480
		38,559,795
New Mexico — 0.4%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	544,155
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	482,841
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,277,088
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	800,000	800,976
		3,105,060
New York — 10.7%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,679,685
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	808,380
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,074,550
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	695,800
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	551,015
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,090,390
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,087,760
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,623,315

13

	Principal Amount	Value
New York City GO, 5.00%, 8/1/23	$750,000	$852,758
New York City GO, 5.00%, 4/1/45	10,000,000	12,026,700
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,074,980
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.18%, 12/2/19 (SBBPA: Barclays Bank plc)	2,265,000	2,265,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.18%, 12/2/19 (SBBPA: Barclays Bank plc)	2,800,000	2,800,000
New York City Water & Sewer System Rev., 5.00%, 6/15/40	5,000,000	6,290,700
New York City Water & Sewer System Rev., 5.00%, 6/15/49	5,000,000	6,056,500
New York City Water & Sewer System Rev., VRDN, 1.18%, 12/2/19 (SBBPA: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,405,545
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,042,750
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,204,660
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/48	10,000,000	12,132,000
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/33	1,075,000	1,378,860
New York State Urban Development Corp. Rev., 5.00%, 3/15/45	6,260,000	7,591,815
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31 (GA: American Airlines Group)	5,000,000	5,226,600
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	1,000,000	1,067,520
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,097,390
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,518,762
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,096,580
Triborough Bridge & Tunnel Authority Rev., VRDN, 1.15%, 12/2/19 (LOC: Citibank N.A.)	500,000	500,000
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	359,174
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	708,224
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	510,537
		79,317,950
North Carolina — 1.2%
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,066,510
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	3,268,650
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49(2)	1,500,000	1,689,630
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,642,725
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	665,535
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	310,990
		8,644,040

14

	Principal Amount	Value
Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/52(3)	$25,000,000	$1,089,000
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,580,062
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,355,520
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,882,975
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	6,000,000	6,450,600
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,250,000	1,392,738
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,468,625
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,667,125
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	1,000,000	1,158,620
Ohio Air Quality Development Authority Rev., (AMG Vanadium LLC), 5.00%, 7/1/49 (GA: AMG Advanced Metallurgicl)(1)	3,000,000	3,314,580
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,078,960
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,081,100
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	2,124,181
		28,644,086
Oklahoma — 0.4%
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.50%, 8/15/57	1,110,000	1,320,445
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,080,880
		3,401,325
Oregon — 0.3%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.80%, 5/15/24	1,150,000	1,150,311
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.20%, 5/15/25	775,000	778,092
		1,928,403
Pennsylvania — 4.3%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,508,682
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,215,000	1,319,369
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	525,000	559,629
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	1,050,000	1,117,778
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	1,000,000	1,178,780
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,713,900
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	3,000,000	3,332,490
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,274,633
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,704,825

15

	Principal Amount	Value
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	$1,000,000	$1,091,320
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,397,137
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	1,000,830
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	301,525
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,039,369
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,311,662
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,662,075
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,729,125
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	465,000	478,559
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,117,600
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,958,800
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,065,520
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,101,576
		31,965,184
Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,401,378
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,066,660
		3,468,038
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,508,355
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,037,550
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,459,065
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	1,083,410
		5,088,380
Tennessee — 1.3%
Memphis-Shelby County Industrial Development Board Tax Allocation, 5.625%, 1/1/46	2,400,000	2,654,352
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	560,040
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 11/1/25	5,500,000	6,125,460
		9,339,852
Texas — 9.1%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	715,113
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,348,651
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,074,670
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,140,520
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	11,124,896

16

	Principal Amount	Value
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	$1,750,000	$1,927,170
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.18%, 12/2/19	2,340,000	2,340,000
Houston Airport System Rev., (United Airlines, Inc.), 5.00%, 7/15/20	2,000,000	2,039,900
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,707,050
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/31	1,615,000	1,667,891
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/48	1,850,000	1,859,842
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/24	1,385,000	1,484,942
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25	1,505,000	1,632,067
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26	1,000,000	1,094,530
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	1,260,000	1,390,599
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/28	1,120,000	1,230,746
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	570,000	623,660
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	2,750,000	2,948,302
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25	290,000	315,331
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26	390,000	427,768
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/31	1,300,000	1,405,729
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/36	1,000,000	1,068,610
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,142,160
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	345,000	345,017
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,081,761
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,060,620
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	5,908,009
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,100,800
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	2,325,660
Texas Water Development Board Rev., 5.00%, 4/15/49	5,380,000	6,587,003
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/49	1,000,000	1,129,700
		67,248,717
Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency Rev., (Southwestern Vermont Medical Center, Inc.), VRDN, 1.14%, 12/2/19 (LOC: TD Bank N.A.)	800,000	800,000

17

	Principal Amount	Value
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	$1,000,000	$1,170,980
		1,970,980
Virginia — 2.6%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,055,410
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,644,075
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,774,990
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/37	765,000	864,909
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,442,968
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	1,015,094
Mosaic District Community Development Authority Tax Allocation, 6.875%, 3/1/36	1,000,000	1,048,560
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,244,980
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,490,997
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,342,686
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,002,710
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRDN, 5.00%, 7/1/38(1)	1,000,000	1,062,110
		18,989,489
Washington — 2.5%
State of Washington GO, 5.00%, 6/1/33	7,825,000	9,974,528
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	915,000	958,215
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 3.125%, 7/1/23(1)	2,735,000	2,735,328
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	897,894
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	2,029,637
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,285,960
		18,881,562
West Virginia — 0.3%
Monongalia County Commission Special District Rev., 5.50%, 6/1/37(1)	1,050,000	1,161,856
Monongalia County Commission Special District Rev., 5.75%, 6/1/43(1)	500,000	554,470
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	685,000	693,097
		2,409,423
Wisconsin — 1.5%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,067,320

18

	Principal Amount/Shares	Value
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	$1,575,000	$1,705,835
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	552,396
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	480,657
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,107,820
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	3,039,218
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	2,143,640
		11,096,886
TOTAL MUNICIPAL SECURITIES (Cost $686,306,083)		728,074,595
AFFILIATED FUNDS(4) — 1.5%
American Century Diversified Municipal Bond ETF (Cost $10,646,443)	206,300	10,919,459
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $696,952,526)		738,994,054
OTHER ASSETS AND LIABILITIES — 0.2%		1,234,428
TOTAL NET ASSETS — 100.0%		$740,228,482

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $134,278,424, which represented 18.1% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

19

Statement of Assets and Liabilities

NOVEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $686,306,083)	$728,074,595
Investment securities - affiliated, at value (cost of $10,646,443)	10,919,459
Total investment securities, at value (cost of $696,952,526)	738,994,054
Cash	248,966
Receivable for investments sold	732,150
Receivable for capital shares sold	372,334
Interest receivable	9,571,228
749,918,732

Liabilities
Payable for investments purchased	8,411,335
Payable for capital shares redeemed	806,946
Accrued management fees	290,614
Distribution and service fees payable	17,780
Dividends payable	163,575
9,690,250

Net Assets	$740,228,482

Net Assets Consist of:
Capital paid in	$697,071,229
Distributable earnings	43,157,253
$740,228,482

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$311,837,496	31,180,910	$10.00
I Class	$340,438,478	34,045,124	$10.00
Y Class	$37,819,216	3,783,543	$10.00
A Class	$37,937,309	3,794,131	$10.00*
C Class	$12,195,983	1,220,139	$10.00
*Maximum offering price $10.47 (net asset value divided by 0.955).

See Notes to Financial Statements.

20

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$14,725,293
Income distributions from affiliated funds	122,500
14,847,793
Expenses:
Management fees	1,789,649
Distribution and service fees:
A Class	47,361
C Class	61,406
Trustees' fees and expenses	27,794
Other expenses	505
1,926,715
Fees waived(1)	(15,649)
1,911,066

Net investment income (loss)	12,936,727

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	2,901,525
Change in net unrealized appreciation (depreciation) on investments (including $180,767 from affiliated funds)	7,501,891

Net realized and unrealized gain (loss)	10,403,416

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,340,143

(1)	Amount consists of $6,392, $7,443, $745, $807 and $262 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.

21

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MAY 31, 2019
Increase (Decrease) in Net Assets	November 30, 2019	May 31, 2019
Operations
Net investment income (loss)	$12,936,727	$24,716,679
Net realized gain (loss)	2,901,525	(1,729,451)
Change in net unrealized appreciation (depreciation)	7,501,891	17,390,514
Net increase (decrease) in net assets resulting from operations	23,340,143	40,377,742

Distributions to Shareholders
From earnings:
Investor Class	(5,191,447)	(10,885,111)
I Class	(6,404,840)	(11,284,720)
Y Class	(645,132)	(1,026,866)
A Class	(607,940)	(1,233,647)
C Class	(150,867)	(366,041)
Decrease in net assets from distributions	(13,000,226)	(24,796,385)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	14,423,263	103,936,229

Net increase (decrease) in net assets	24,763,180	119,517,586

Net Assets
Beginning of period	715,465,302	595,947,716
End of period	$740,228,482	$715,465,302

See Notes to Financial Statements.

22

Notes to Financial Statements

NOVEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

23

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

24

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ended November 30, 2019.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $10,400,000 and $26,145,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2019 were $254,253,681 and $221,925,249, respectively.

25

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2019		Year ended May 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	6,061,838	$60,406,765	12,479,809	$119,706,847
Issued in reinvestment of distributions	453,908	4,531,636	1,005,340	9,651,589
Redeemed	(4,681,028)	(46,583,535)	(19,009,309)	(182,669,942)
	1,834,718	18,354,866	(5,524,160)	(53,311,506)
I Class
Sold	5,707,884	56,839,536	22,280,236	213,987,792
Issued in reinvestment of distributions	607,153	6,060,229	1,112,215	10,682,075
Redeemed	(7,201,633)	(72,001,642)	(8,697,880)	(83,605,430)
	(886,596)	(9,101,877)	14,694,571	141,064,437
Y Class
Sold	884,606	8,810,728	2,441,370	23,458,997
Issued in reinvestment of distributions	63,980	638,489	107,671	1,026,866
Redeemed	(409,485)	(4,081,479)	(1,039,771)	(9,931,459)
	539,101	5,367,738	1,509,270	14,554,404
A Class
Sold	200,614	1,993,007	762,941	7,332,847
Issued in reinvestment of distributions	49,708	496,149	106,900	1,026,026
Redeemed	(189,392)	(1,891,402)	(463,926)	(4,457,580)
	60,930	597,754	405,915	3,901,293
C Class
Sold	95,516	956,086	329,519	3,140,412
Issued in reinvestment of distributions	11,680	116,510	30,293	290,621
Redeemed	(188,074)	(1,867,814)	(593,747)	(5,703,432)
	(80,878)	(795,218)	(233,935)	(2,272,399)
Net increase (decrease)	1,467,275	$14,423,263	10,851,661	$103,936,229

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended November 30, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$7,016	$3,722	—	$181	$10,919	206	—	$123

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

26

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. As of period end, the fund owned 32% of the shares of American Century Diversified Municipal Bond ETF.

8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$728,074,595	—
Affiliated Funds	$10,919,459	—	—
	$10,919,459	$728,074,595	—

9. Risk Factors

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$696,952,526
Gross tax appreciation of investments	$42,484,222
Gross tax depreciation of investments	(442,694)
Net tax appreciation (depreciation) of investments	$42,041,528

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

27

As of May 31, 2019, the fund had accumulated long-term capital losses of $(1,730,695), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

11. Recently Issued Accounting Standards
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

28

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.86	0.17	0.14	0.31	(0.17)	$10.00	3.18%	0.60%(4)	3.45%(4)	30%	$311,837
2019	$9.66	0.36	0.21	0.57	(0.37)	$9.86	6.03%	0.60%	3.80%	57%	$289,403
2018	$9.56	0.36	0.10	0.46	(0.36)	$9.66	4.87%	0.60%	3.74%	49%	$336,797
2017	$9.73	0.33	(0.17)	0.16	(0.33)	$9.56	1.75%	0.60%	3.51%	80%	$347,732
2016	$9.36	0.35	0.37	0.72	(0.35)	$9.73	7.90%	0.60%	3.72%	41%	$357,757
2015	$9.25	0.39	0.11	0.50	(0.39)	$9.36	5.43%	0.60%	4.12%	48%	$254,276
I Class
2019(3)	$9.86	0.18	0.14	0.32	(0.18)	$10.00	3.28%	0.40%(4)	3.65%(4)	30%	$340,438
2019	$9.66	0.38	0.20	0.58	(0.38)	$9.86	6.24%	0.40%	4.00%	57%	$344,454
2018	$9.56	0.38	0.10	0.48	(0.38)	$9.66	5.08%	0.40%	3.94%	49%	$195,453
2017	$9.73	0.36	(0.18)	0.18	(0.35)	$9.56	1.95%	0.40%	3.71%	80%	$118,346
2016	$9.36	0.37	0.37	0.74	(0.37)	$9.73	8.12%	0.40%	3.92%	41%	$33,660
2015	$9.25	0.40	0.11	0.51	(0.40)	$9.36	5.64%	0.40%	4.32%	48%	$22,816

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2019(3)	$9.86	0.18	0.14	0.32	(0.18)	$10.00	3.30%	0.37%(4)	3.68%(4)	30%	$37,819
2019	$9.65	0.39	0.21	0.60	(0.39)	$9.86	6.38%	0.37%	4.03%	57%	$31,979
2018	$9.56	0.38	0.09	0.47	(0.38)	$9.65	5.00%	0.37%	3.97%	49%	$16,750
2017(5)	$9.40	0.05	0.16	0.21	(0.05)	$9.56	2.25%	0.37%(4)	3.88%(4)	80%(6)	$5
A Class
2019(3)	$9.86	0.16	0.14	0.30	(0.16)	$10.00	3.05%	0.85%(4)	3.20%(4)	30%	$37,937
2019	$9.66	0.34	0.20	0.54	(0.34)	$9.86	5.77%	0.85%	3.55%	57%	$36,807
2018	$9.56	0.34	0.09	0.43	(0.33)	$9.66	4.61%	0.85%	3.49%	49%	$32,130
2017	$9.73	0.31	(0.17)	0.14	(0.31)	$9.56	1.50%	0.85%	3.26%	80%	$33,286
2016	$9.36	0.33	0.37	0.70	(0.33)	$9.73	7.64%	0.85%	3.47%	41%	$91,271
2015	$9.25	0.36	0.11	0.47	(0.36)	$9.36	5.17%	0.85%	3.87%	48%	$69,573
C Class
2019(3)	$9.86	0.12	0.14	0.26	(0.12)	$10.00	2.67%	1.60%(4)	2.45%(4)	30%	$12,196
2019	$9.65	0.27	0.21	0.48	(0.27)	$9.86	5.09%	1.60%	2.80%	57%	$12,822
2018	$9.56	0.26	0.09	0.35	(0.26)	$9.65	3.72%	1.60%	2.74%	49%	$14,817
2017	$9.72	0.24	(0.16)	0.08	(0.24)	$9.56	0.85%	1.60%	2.51%	80%	$18,898
2016	$9.35	0.26	0.37	0.63	(0.26)	$9.72	6.84%	1.60%	2.72%	41%	$25,767
2015	$9.25	0.29	0.10	0.39	(0.29)	$9.35	4.28%	1.60%	3.12%	48%	$25,272

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through May 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor

32

regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-year period and below its benchmark for the one-, five-, and ten-year periods reviewed by the

33

Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was well below the median of the total expense ratios of the Fund’s peer universe. The

34

Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

35

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

36

Notes

37

Notes

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91041 2001

Semiannual Report

November 30, 2019

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Yield Backdrop, Investor Demand Drove Muni Market Gains

With government bond yields trending downward, municipal bonds (munis) delivered positive returns for the six-month reporting period. Investment-grade munis generally underperformed U.S. Treasuries, which often occurs when Treasury yields decline at a greater pace than muni yields. However, high-yield munis generally outperformed investment-grade munis and Treasuries, reflecting investor demand for yield.

A key early 2019 policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. These factors generally drove Treasury yields lower. By July, concerns about global economic risks, including trade policy uncertainty, prompted the Fed to cut short-term interest rates for the first time in 10 years. And with global risks still looming, the Fed cut rates again in September and October before pausing to digest the impact of its three easing moves.

In addition to benefiting from declining yields, munis advanced on stable credit fundamentals and favorable supply/demand dynamics. Demand remained near record levels during the period and generally outpaced available supply. Investor interest in munis was particularly robust in high-tax states, where federal legislation capping state and local tax deductions continued to drive demand for tax-advantaged munis.

We believe state and local finances across the country should remain stable, providing continued support for munis. We also expect the supply/demand backdrop to remain favorable. Meanwhile, volatility, economic data, central bank policy and other factors will continue to affect the fixed-income markets. These influences underscore the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

NOVEMBER 30, 2019
Portfolio at a Glance
Weighted Average Life to Maturity	9.4 years
Average Duration (Modified)	4.7 years

Top Five States and Territories	% of net assets
Illinois	11.9%
Texas	10.9%
New York	9.1%
Pennsylvania	7.9%
California	6.2%

Top Five Sectors	% of fund investments
General Obligation (GO) - Local	13%
Hospital	12%
Special Tax	11%
General Obligation (GO) - State	8%
Water & Sewer	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	101.0%
Other Assets and Liabilities	(1.0)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During Period(1) 6/1/19 - 11/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,021.20	$2.37	0.47%
I Class	$1,000	$1,022.20	$1.36	0.27%
Y Class	$1,000	$1,022.40	$1.21	0.24%
A Class	$1,000	$1,019.00	$3.63	0.72%
C Class	$1,000	$1,015.20	$7.41	1.47%
Hypothetical
Investor Class	$1,000	$1,022.65	$2.38	0.47%
I Class	$1,000	$1,023.65	$1.37	0.27%
Y Class	$1,000	$1,023.80	$1.21	0.24%
A Class	$1,000	$1,021.40	$3.64	0.72%
C Class	$1,000	$1,017.65	$7.42	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

NOVEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 101.0%
Alabama — 1.1%
Black Belt Energy Gas District Rev., VRDN, 4.00%, 12/1/23	$10,000,000	$10,819,900
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,143,030
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,167,090
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,306,240
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,935,331
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 6/1/24	20,000,000	21,832,000
		44,203,591
Alaska — 0.3%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,171,750
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,698,904
Valdez Rev., (Exxon Mobil Corp.), VRDN, 1.12%, 12/2/19	5,800,000	5,800,000
		12,670,654
Arizona — 2.9%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.22%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,344,225
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,503,783	7,180,046
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	355,000	361,745
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	145,000	146,011
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	559,295
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	427,204
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	661,116
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	928,427
Arizona Industrial Development Authority Rev., (Phoenix Children's Hospital), VRDN, 1.13%, 12/2/19 (LOC: Bank of America N.A.)	2,000,000	2,000,000
Arizona Industrial Development Authority Rev., (Provident Group-EMU Properties LLC), 5.00%, 5/1/36	1,015,000	1,181,024
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	370,119
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	312,020
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	772,481
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	367,911
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	366,894
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	277,185

	Principal Amount	Value
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	$525,000	$638,815
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	2,008,045
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,874,183
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	543,830
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	111,469
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	570,705
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	237,776
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	362,886
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	264,072
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	848,141
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	840,182
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	358,944
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,183,030
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,462,450
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,083,631
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,320,900
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,423,786
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	12,120,272
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	700,000	717,157
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	5,004,915
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,623,075
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	2,925,000	3,019,682
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,304,310
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,087,560
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	962,992
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	779,305
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,938,008
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,781,895

	Principal Amount	Value
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	$370,000	$422,862
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	894,215
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	1,000,000	1,127,860
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRDN, 1.67%, (MUNIPSA plus 0.57%), 10/18/24	4,000,000	4,009,840
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)(2)	1,000,000	1,078,330
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)(2)	1,855,000	2,076,413
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)(2)	3,500,000	3,868,340
Maricopa County Industrial Development Authority Rev., (Scottsdale Healthcare Hospitals Obligated Group), VRDN, 1.90%, (MUNIPSA plus 0.80%), 9/1/24	7,735,000	7,761,531
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	838,810
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	737,034
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,224,450
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/20, Prerefunded at 100% of Par(3)	3,050,000	3,118,472
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,060,990
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,373,325
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	12,614,400
		115,934,591
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,098,620
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,526,450
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,321,944
		3,947,014
California — 6.2%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	731,556
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,154,020
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	8,308,723
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	2,011,747
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	2,031,068
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,314,700
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,310,040
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,075,706
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(4)	2,000,000	1,810,660
Bay Area Toll Authority Rev., VRDN, 2.20%, (MUNIPSA plus 1.10%), 4/1/24	3,750,000	3,851,362
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,030,460

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	$1,810,000	$2,024,956
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	405,000	415,664
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,905,925
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	674,502
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,150,880
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,174,650
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,194,070
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(3)	1,500,000	1,539,495
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(3)	2,035,000	2,262,411
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,436,850
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,762,785
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,798,140
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,192,950
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), 5.00%, 4/1/42	10,400,000	11,298,560
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,549,374
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(4)	2,530,000	2,058,661
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,450,000	2,861,036
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	4,000,000	4,424,160
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,711,850
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,860,475
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,963,833
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,541,796
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,863,184
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,590,490
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,750,176
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,468,150
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,240,719
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,091,545
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,232,531
Los Angeles County COP, 5.00%, 9/1/20	900,000	927,576
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,023,740
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,619,476
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(3)	1,975,000	2,159,939
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,229,119
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,548,198

	Principal Amount	Value
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	$1,000,000	$1,190,120
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,173,260
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	936,904
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(3)	5,985,000	6,253,966
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/20	1,375,000	1,414,820
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,727,950
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,796,350
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,454,502
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,382,460
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	4,121,810
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,878,313
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,474,308
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,027,990
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(4)	5,110,000	2,800,484
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	306,903
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	360,107
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,323,053
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	732,921
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,259,802
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(3)	2,865,000	3,289,564
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,459,333
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(3)	2,000,000	2,053,900
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(3)	3,070,000	3,152,736
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,954,300
State of California GO, 5.00%, 12/1/26	3,955,000	4,553,312
State of California GO, 5.00%, 2/1/27	10,000,000	11,201,900
State of California GO, 5.00%, 11/1/27	5,000,000	5,739,450
State of California GO, 5.00%, 2/1/28	10,000,000	11,188,700
State of California GO, 4.00%, 9/1/32	5,000,000	5,705,950
State of California GO, 4.00%, 10/1/34	8,000,000	9,440,480
State of California GO, 4.00%, 10/1/36	3,625,000	4,251,980
State of California GO, 5.50%, 11/1/39	8,775,000	8,793,954
State of California GO, VRDN, 1.95%, (70% of the 1-month LIBOR plus 0.70%), 12/1/20	8,500,000	8,519,465

	Principal Amount	Value
State of California GO, VRDN, 2.01%, (70% of the 1-month LIBOR plus 0.76%), 12/1/21	$4,000,000	$4,028,600
State of California GO, VRN, 2.25%, (MUNIPSA plus 1.15%), 5/1/20	2,120,000	2,120,763
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	5,305,000	5,313,435
		250,561,753
Colorado — 3.2%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,291,798
Adams County COP, 4.00%, 12/1/26	2,250,000	2,569,005
Adams County COP, 4.00%, 12/1/27	1,310,000	1,486,536
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,824,550
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,271,100
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,591,875
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,415,450
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,936,262
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,232,342
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,256,033
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,101,526
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,289,690
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,460,739
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23	2,000,000	2,277,740
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/19/26	5,000,000	6,124,950
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 5.00%, 8/1/25	2,000,000	2,318,880
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 5.00%, 8/1/26	2,000,000	2,367,160
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,415,087
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/20	690,000	699,529
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	339,053
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	428,348
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	877,648
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	576,270
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	398,528
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	450,255
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 3.125%, 5/15/27	1,250,000	1,253,450
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	469,068

	Principal Amount	Value
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	$250,000	$295,720
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,543,789
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	698,220
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	2,230,480
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/39	4,875,000	5,953,886
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	830,380
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	846,902
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	585,392
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,130,090
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,124,310
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,718,830
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,339,960
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,747,965
E-470 Public Highway Authority Rev., VRDN, 1.57%, (67% of the 1-month LIBOR plus 0.42%), 9/1/21	3,000,000	3,000,120
E-470 Public Highway Authority Rev., VRDN, 2.19%, (67% of the 1-month LIBOR plus 1.05%), 9/1/21	1,000,000	1,009,090
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	609,605
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,238,860
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	943,590
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,111,120
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	229,088
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,518,395
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,787,344
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,873,518
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,149,960
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	2,046,970
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	2,128,291
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,359,956
Regional Transportation District COP, 5.50%, 6/1/21	170,000	173,618
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	10,873,492
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	4,851,487
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	2,943,057
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,423,240
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,423,240
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,423,240
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,524,900

	Principal Amount	Value
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	$1,220,000	$1,247,975
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)(2)	700,000	771,288
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)(2)	750,000	817,357
		130,247,597
Connecticut — 1.7%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	603,145
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,560,220
Bridgeport GO, 5.00%, 8/15/27(3)	335,000	421,899
Bridgeport GO, 5.00%, 8/15/27(3)	175,000	220,395
Bridgeport GO, 5.00%, 8/15/27	4,490,000	5,410,360
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	743,238
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,832,265
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	611,090
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,552,819
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,212,190
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,197,470
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	770,917
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	2,059,357
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,196,070
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,752,637
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,196,300
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,226,256
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,187,840
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,179,970
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	1,000,000	1,010,150
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,026,420
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,840,810
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,311,405
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	732,552
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	608,445
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,335,059
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	423,021
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	482,340

	Principal Amount	Value
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/31	$1,400,000	$1,670,872
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/32	1,000,000	1,188,320
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/33	1,175,000	1,392,868
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	3,740,000	3,954,377
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,641,650
New Haven GO, 5.00%, 8/1/23 (AGM)(3)	1,435,000	1,632,485
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	9,597,682
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,361,100
		70,143,994
District of Columbia — 1.3%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,057,690
District of Columbia GO, 5.00%, 10/15/35	15,000,000	18,937,500
District of Columbia GO, 5.00%, 10/15/44	15,000,000	18,549,150
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,000,000
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(3)	1,000,000	1,123,580
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(3)	1,000,000	1,157,480
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,070,075
District of Columbia Water & Sewer Authority Rev., VRDN, 1.75%, 10/1/24	3,785,000	3,827,089
		53,722,564
Florida — 5.1%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.00%, 11/15/23	3,800,000	3,819,342
Broward County Airport System Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(3)	1,000,000	1,104,440
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,043,645
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,105,300
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,163,619
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/22	8,000,000	8,741,600
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,456,863
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,475,626
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,853,584
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,150,270
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	1,144,170
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,174,720
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	874,710
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,451,450
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/29	1,965,000	2,342,221
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/32	2,215,000	2,610,643
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/34	2,395,000	2,807,395
Fort Myers Rev., 4.00%, 12/1/29	170,000	188,928

	Principal Amount	Value
Fort Myers Rev., 4.00%, 12/1/30	$150,000	$165,792
Fort Myers Rev., 4.00%, 12/1/31	650,000	716,255
Gainesville Utilities System Rev., 5.00%, 10/1/22	1,000,000	1,106,480
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,350,700
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,054,902
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,564,620
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,616,997
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,958,178
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	1,008,726
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,656,102
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	908,160
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,463,990
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,860,075
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,082,230
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,716,375
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	909,376
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,827,769
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,083,202
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,137,560
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,701,405
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(3)	9,520,000	10,542,353
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	6,190,750
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	6,174,500
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,250,651
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	440,828
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	568,625
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	585,115
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	995,000	1,089,555
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(3)	8,000,000	8,820,320
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(3)	6,500,000	7,166,510
Orlando Rev., 5.00%, 11/1/31 (AGM)	5,000,000	6,135,950
Orlando Rev., 5.00%, 11/1/32 (AGM)	2,500,000	3,050,950
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,078,004
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	1,937,373
Orlando-Orange County Expressway Authority Rev., (Central Florida Expressway Authority), 5.00%, 7/1/20, Prerefunded at 100% of Par(3)	1,880,000	1,922,206
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.25%, 7/1/20, Prerefunded at 100% of Par (AGM)(3)	5,850,000	5,989,756
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/31	500,000	629,325
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	626,750

	Principal Amount	Value
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/33	$1,000,000	$1,247,310
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	746,544
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/35	1,000,000	1,240,650
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/36	1,000,000	1,236,120
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37	1,000,000	1,232,390
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,146,780
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,482,263
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	5,324,538
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,747,951
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,135,610
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	1,200,000	1,430,004
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	1,985,000	2,309,726
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,488,740
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,096,660
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,189,260
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,374,696
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,619,950
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,950,367
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(3)	215,000	222,132
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	913,384
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,128,470
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,325,817
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,806,171
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,748,057
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	650,000	663,130
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,245,000	2,374,626
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	1,995,000	2,130,042
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24(1)(2)	500,000	501,615
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29(1)(2)	1,000,000	1,007,340

	Principal Amount	Value
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34(1)(2)	$2,250,000	$2,280,825
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,230,400
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,470,612
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,248,921
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,302,820
		205,950,862
Georgia — 2.6%
Atlanta Tax Allocation, 5.00%, 1/1/20	625,000	626,769
Atlanta Tax Allocation, 5.00%, 1/1/20	1,000,000	1,002,830
Atlanta Tax Allocation, 5.00%, 1/1/20	950,000	952,688
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	200,570
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	778,283
Atlanta Tax Allocation, 5.00%, 1/1/23(3)	300,000	334,923
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,264,020
Atlanta Tax Allocation, 5.00%, 1/1/24(3)	300,000	345,621
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,046,331
Atlanta Tax Allocation, 5.00%, 1/1/25(3)	225,000	266,751
Atlanta Tax Allocation, 5.00%, 1/1/26(3)	300,000	365,250
Atlanta Tax Allocation, 5.00%, 1/1/26, Prerefunded at 100% of Par(3)	300,000	365,250
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	10,000,000	12,613,900
Atlanta Water & Wastewater Rev., 4.00%, 11/1/33	1,500,000	1,777,995
Atlanta Water & Wastewater Rev., 4.00%, 11/1/34	1,785,000	2,110,191
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	2,055,445
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,368,532
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,226,390
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35	2,000,000	2,599,240
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36	2,500,000	3,265,650
Main Street Natural Gas, Inc. Rev., VRDN, 4.00%, 9/1/23 (LIQ FAC: Royal Bank of Canada)	12,500,000	13,586,875
Main Street Natural Gas, Inc. Rev., VRDN, 1.67%, (MUNIPSA plus 0.57%), 12/1/23 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,008,500
Main Street Natural Gas, Inc. Rev., VRDN, 2.02%, (67% of the 1-month LIBOR plus 0.83%), 12/1/23 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,014,800
Main Street Natural Gas, Inc. Rev., VRDN, 4.00%, 12/2/24	6,000,000	6,686,520
Main Street Natural Gas, Inc. Rev., VRDN, 4.00%, 9/1/26(2)	17,800,000	20,107,592
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/27(1)	5,000,000	5,694,100
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,680,180
		103,345,196
Guam — 0.1%
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,536,705
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,029,510
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,193,900

	Principal Amount	Value
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	$1,000,000	$1,095,640
		5,855,755
Hawaii — 0.6%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(3)	905,000	994,695
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/20, Prerefunded at 100% of Par(3)	2,500,000	2,562,425
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/20, Prerefunded at 100% of Par(3)	1,000,000	1,026,400
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,621,707
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	10,086,480
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	8,793,820
		26,085,527
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Obligated Group), 5.00%, 7/1/20, Prerefunded at 100% of Par (AGM)(3)	500,000	511,225
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,170,760
		3,681,985
Illinois — 11.9%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,165,939
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,330,077
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,158,830
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,181,950
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,955,587
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,098,280
Chicago GO, 5.50%, 1/1/35	5,000,000	6,076,600
Chicago GO, 6.00%, 1/1/38	5,000,000	6,012,050
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	18,013,500
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,491,650
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	832,712
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	645,750
Chicago O'Hare International Airport Rev., 5.00%, 1/1/21, Prerefunded at 100% of Par(3)	1,000,000	1,041,440
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,669,005
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,584,400
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,692,884
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,782,215
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,699,360
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,992,137
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,242,640
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,608,201
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,139,500
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,333,480
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,831,696
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,225,180
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	4,021,202
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,162,549
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,104,360

	Principal Amount	Value
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	$1,000,000	$1,102,430
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	845,585
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	844,332
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,506,448
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,674,333
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,220,212
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,503,700
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,885,500
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,401,020
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,669,940
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,871,628
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,831,800
Cook County GO, 5.00%, 11/15/21	600,000	638,370
Cook County GO, 5.00%, 11/15/25	3,600,000	4,235,832
Cook County GO, 5.00%, 11/15/27	2,800,000	3,335,780
Cook County GO, 5.00%, 11/15/28	4,150,000	4,926,755
Cook County GO, 5.00%, 11/15/31	2,350,000	2,749,194
Cook County GO, 5.00%, 11/15/34	2,000,000	2,319,680
Cook County GO, 5.00%, 11/15/35	1,800,000	2,081,880
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,132,010
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,085,246
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,364,299
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,200,300
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,393,540
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,646,200
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,856,843
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,316,280
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,385,244
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,132,680
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,213,914
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,187,800
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,280,221
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,423,310
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,490,246
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,561,673
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,630,602
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,791,443
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	343,856
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	440,312
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	450,556
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	460,240

	Principal Amount	Value
Governors State University COP, 5.00%, 7/1/26 (BAM)	$350,000	$410,442
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	470,761
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	888,893
Illinois Development Finance Authority Rev., (North Shore Senior Center), VRDN, 1.19%, 12/6/19 (LOC: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,633,380
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	8,433,492
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,759,590
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,138,720
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,142,090
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,245,880
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,241,837
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	577,870
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	359,758
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	568,695
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	647,161
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	566,420
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,679,355
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	839,130
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,307,434
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,410,654
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,508,701
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,845,522
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,701,597
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/46	2,000,000	2,269,980
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	2,919,698
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,514,560
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	5,335,246
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,317,900
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,222,053
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,418,800

	Principal Amount	Value
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	$245,000	$277,409
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	807,975
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	383,169
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	805,658
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	854,550
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,811,300
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,363,373
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	10,000,000	12,686,200
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20	1,045,000	1,067,394
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22	825,000	891,776
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23	1,000,000	1,108,440
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/28 (BAM)	1,000,000	1,213,480
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/29 (BAM)	1,000,000	1,223,550
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/30 (BAM)	500,000	610,775
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,555,112
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,922,015
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,232,400
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	3,838,290
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,224,950
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	3,177,925
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,458,024
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	3,031,725
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,374,208
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,797,250
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,568,300
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,436,450
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,608,550
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	125,000	131,715
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,008,780
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,044,110
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,886,990
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,381,962
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,279,460
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,345,850
State of Illinois GO, 5.00%, 11/1/23	5,000,000	5,495,350
State of Illinois GO, 5.00%, 10/1/24	3,000,000	3,354,060
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,389,370
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,548,000
State of Illinois GO, 5.00%, 11/1/26	12,715,000	14,503,238
State of Illinois GO, 5.00%, 11/1/28	15,000,000	17,162,850

	Principal Amount	Value
State of Illinois GO, 5.125%, 12/1/29	$17,000,000	$19,722,890
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,405,382
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,482,200
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,227,520
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,565,002
State of Illinois GO, 5.00%, 12/1/42	5,000,000	5,566,650
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,499,961
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,830,270
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,298,134
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,066,680
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,152,890
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,127,460
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	926,328
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,767,045
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,193,710
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,178,550
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	856,318
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	640,722
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	848,543
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,123,150
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	1,010,007
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,278,080
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,457,675
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,316,442
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,462,964
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,505,189
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,073,940
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,460,550
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 5.00%, 1/1/20 (AGM)	2,735,000	2,742,467
		483,048,729
Indiana — 1.3%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,938,359
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,534,356
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,628,910
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,336,843
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,414,320
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,391,384
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,971,575
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,836,710
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,241,983

	Principal Amount	Value
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	$1,750,000	$1,875,527
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,164,914
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,149,770
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,180,390
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,196,811
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRDN, 1.38%, (MUNIPSA plus 0.28%), 7/2/21	5,000,000	5,002,200
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,023,330
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,402,089
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,124,750
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,282,630
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,386,587
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,615,602
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,371,713
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRDN, 1.65%, (MUNIPSA plus 0.55%), 11/1/23	5,000,000	5,021,650
Indianapolis Rev., VRDN, 1.20%, 12/2/19 (LOC: U.S. Bank N.A.)	2,200,000	2,200,000
		52,292,403
Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	851,592
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,014,268
		1,865,860
Kentucky — 1.7%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/20	400,000	401,268
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	546,765
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	2,065,000	2,270,591
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	4,104,653
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	920,337
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	861,825
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,609,367
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,249,788
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	782,580
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,071,490
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,779,197

	Principal Amount	Value
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	$2,000,000	$2,247,660
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,549,949
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 1/1/25	10,000,000	11,051,300
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 6/1/25	17,000,000	18,838,550
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,449,240
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	2,125,567
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,532,175
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,738,590
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,781,550
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,334,201
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,415,080
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,698,557
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,783,860
		70,144,140
Louisiana — 1.8%
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	625,095
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	400,000	461,592
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	574,855
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,145,780
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	571,410
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	569,955
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	568,245
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	396,606
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	282,157
Jefferson Sales Tax District Rev., 4.00%, 12/1/36 (AGM)	6,745,000	7,728,758
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	5,699,000
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	5,678,900
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,347,700
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,671,489
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,185,100
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,686,160
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,168,824
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,162,884
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,443,040
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	603,945
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	990,608
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	430,801

	Principal Amount	Value
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	$1,100,000	$1,348,754
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,465,716
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,456,944
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	422,080
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	279,045
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	229,392
Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,000,000
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,294,787
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	887,834
Shreveport Water & Sewer Rev., 4.00%, 12/1/44 (AGM)	800,000	882,976
St. John the Baptist Rev., (Marathon Oil Corp.), VRDN, 2.00%, 4/1/23	1,450,000	1,450,420
St. John the Baptist Rev., (Marathon Oil Corp.), VRDN, 2.10%, 7/1/24	1,000,000	1,003,020
		72,713,872
Maine†
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,800,618
Maryland — 1.6%
Baltimore Rev., 4.25%, 6/1/26	1,890,000	2,002,134
Baltimore Rev., 4.00%, 9/1/27	400,000	428,772
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,592,850
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,771,792
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,500,000	2,887,400
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,275,000	2,627,534
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	1,750,000	2,015,353
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	3,310,000	3,811,895
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	2,675,000	3,066,593
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	1,440,000	1,650,802
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,500,000	1,711,845
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,465,000	1,671,902
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	334,887
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	374,316
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	431,014
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,450,453
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,165,050
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	605,400
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,409,480
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	231,144
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	205,807
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	143,478

	Principal Amount	Value
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	$130,000	$154,671
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	207,422
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	294,965
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	352,797
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	380,708
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/20	500,000	501,360
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	518,795
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,186,204
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	540,325
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	789,500
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,151,670
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,981,201
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,614,932
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	3,107,991
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/20	1,260,000	1,270,319
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	1,907,998
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	2,043,398
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,181,565
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,320,495
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 2.50%, 11/1/24	4,000,000	4,001,360
		65,097,577
Massachusetts — 2.5%
Massachusetts GO, 5.00%, 1/1/37	10,000,000	12,518,300
Massachusetts GO, VRDN, 1.70%, 8/1/22	5,500,000	5,566,275
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	610,544
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	440,856
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	607,189
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	649,000
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,514,647

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	$4,120,000	$4,944,206
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,990,434
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	558,206
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,000,000	1,106,760
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,099,760
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	514,545
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	589,055
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,496,232
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,476,371
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,316,405
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,395,300
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	761,261
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	950,034
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	946,004
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	669,757
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	570,740
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	538,846
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	731,106
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRDN, 5.00%, 4/1/24	5,000,000	5,704,350
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,137,009
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,282,044
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,610,909
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,527,071
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,072,554
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,848,947
Massachusetts School Building Authority Rev., 5.00%, 10/15/21, Prerefunded at 100% of Par(3)	6,630,000	7,110,211
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	8,785,200
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	3,925,886
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(3)	1,755,000	1,856,983

	Principal Amount	Value
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(3)	$1,000,000	$1,058,110
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,003,020
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	6,000,000	6,018,120
		99,502,247
Michigan — 3.6%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	955,382
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,647,502
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,791,720
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,908,314
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,085,902
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,204,903
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	2,039,626
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,716,199
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,836,095
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,015,840
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,394,800
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/20 (AGM)	1,200,000	1,223,844
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/21 (AGM)	200,000	210,712
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	326,076
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	543,460
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	447,504
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	850,000	975,035
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	860,325
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	629,019
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	500,000	571,835
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	684,612
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,422,387
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,814,160
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,414,761
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,827,995

	Principal Amount	Value
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	$19,250,000	$20,840,242
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,048,120
Grand Traverse County Hospital Finance Authority Rev., (Munson Healthcare Obligated Group), VRDN, 1.12%, 12/6/19 (LOC: JPMorgan Chase Bank N.A.)	14,805,000	14,805,000
Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,285,150
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,051,850
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	544,835
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,125,280
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,159,670
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,184,330
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,746,681
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,921,591
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,482,349
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,967,217
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,262,400
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,276,540
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,704,555
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,151,610
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,606,360
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,430,975
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,788,748
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,090,147
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	917,775
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21	1,375,000	1,371,920
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,212,214
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,236,738
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	355,786
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,423,724
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,533,346
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,758,536
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,742,236
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,247,532
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,163,640
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	753,994
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,359,322

	Principal Amount	Value
Wayne County Airport Authority Rev., 5.00%, 12/1/34	$1,150,000	$1,324,444
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	534,827
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,193,788
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,288,800
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,935,321
		144,375,601
Minnesota — 0.6%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,220,220
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,206,910
Duluth Independent School District No. 709 COP, 5.00%, 2/1/20 (SD CRED PROG)	365,000	367,062
Duluth Independent School District No. 709 COP, 5.00%, 2/1/21 (SD CRED PROG)	300,000	312,177
Duluth Independent School District No. 709 COP, 5.00%, 2/1/22 (SD CRED PROG)	325,000	349,307
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	420,793
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	478,334
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	438,191
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	471,950
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	449,831
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	432,779
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	557,845
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,376,592
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	941,080
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/32	1,000,000	1,170,720
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/37	2,000,000	2,312,000
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	1,052,020
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/29	140,000	161,701
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/32	400,000	451,248
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/33	500,000	560,415
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/40	950,000	1,045,846
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,374,100
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,404,740
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,193,020
		25,748,881

	Principal Amount	Value
Mississippi — 1.1%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	$645,000	$657,706
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,052,520
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,083,480
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,668,165
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,302,740
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,146,070
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	635,200
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	582,258
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	624,927
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.12%, 12/2/19 (GA: Chevron Corp.)	19,045,000	19,045,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.12%, 12/2/19 (GA: Chevron Corp.)	4,185,000	4,185,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	5,031,362
State of Mississippi GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(3)	5,000,000	5,760,000
State of Mississippi GO, VRDN, 1.52%, (67% of the 1-month LIBOR plus 0.33%), 9/1/20	2,480,000	2,480,794
		46,255,222
Missouri — 0.8%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,248,179
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	655,824
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,118,320
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	937,044
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,300,101
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,583,358
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,455,411
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/31	650,000	820,073
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/32	1,000,000	1,255,120
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/33	750,000	936,323
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/35	915,000	1,134,316
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 4.00%, 2/15/37	500,000	561,065
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,749,335
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/20	400,000	401,204
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/22	450,000	485,762
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	691,272
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	657,293
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	316,618

	Principal Amount	Value
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	$500,000	$630,290
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	656,439
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	590,701
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	315,000	340,238
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	290,000	324,075
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	454,232
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	795,853
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,176,763
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	579,135
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	1,118,975
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	726,100
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,374,820
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,103,640
		33,177,879
Nebraska — 0.7%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,720,275
Central Plains Energy Project Rev., 5.00%, 9/1/31	2,000,000	2,529,880
Central Plains Energy Project Rev., VRDN, 5.00%, 1/1/24	10,000,000	11,206,100
Central Plains Energy Project Rev., VRDN, 4.00%, 8/1/25(2)	5,000,000	5,606,600
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,642,717
		26,705,572
Nevada — 0.7%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	896,835
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	873,893
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	903,457
Clark County Rev., (Nevada Power Co.), VRDN, 1.60%, 5/21/20	1,500,000	1,501,740
Clark County Department of Aviation Rev., 5.00%, 7/1/21	5,000,000	5,300,100
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,359,956
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,244,277
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,999,526
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,492,047
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	2,133,462
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,239,577
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	964,449

	Principal Amount	Value
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39(2)	$500,000	$521,275
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44(2)	550,000	569,327
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/20	1,000,000	1,017,680
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,859,250
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,242,946
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,101,200
		30,220,997
New Jersey — 5.3%
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,194,150
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,177,420
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,602,264
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,752,659
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,581,436
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,663,000
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,638,700
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	6,051,000
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,652,410
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	7,250,100
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,151,720
New Jersey Economic Development Authority Rev., 5.00%, 6/15/34	1,000,000	1,179,230
New Jersey Economic Development Authority Rev., 5.00%, 6/15/35	2,000,000	2,351,720
New Jersey Economic Development Authority Rev., 5.00%, 6/15/36	1,270,000	1,487,742
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	3,500,000	3,959,900
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,147,900
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,181,780
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,200,550
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,344,123
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/21	535,000	545,197
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,287,272
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,797,261
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,819,440
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,115,183
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,035,548
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,782,300
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,777,635

	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	$4,200,000	$4,280,724
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/21	3,000,000	3,164,190
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,375,395
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,169,800
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,520,328
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,361,500
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,257,550
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,323,160
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	1,500,000	1,768,305
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,000,000	3,536,610
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/32	2,000,000	2,347,180
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/32	3,000,000	3,520,770
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/33	7,500,000	8,772,675
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,722,050
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	13,501,017
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,385,750
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(3)	180,000	197,888
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(3)	14,940,000	16,424,737
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	6,024,668
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,979,050
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,203,287
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,723,133
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,916,876
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,401,734
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,654,300
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,633,030
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	5,577,715
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	6,010,955
		214,482,017
New Mexico — 0.3%
Farmington Rev., (Public Service Co. of New Mexico), VRDN, 2.125%, 6/1/22	3,000,000	3,026,940
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,426,297
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,838,281

	Principal Amount	Value
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	$1,000,000	$1,193,210
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), VRDN, 1.15%, 12/2/19 (SBBPA: Wells Fargo Bank N.A.)	2,275,000	2,275,000
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.25%, 5/15/24	600,000	600,678
		10,360,406
New York — 9.1%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	486,376
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	422,265
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	420,917
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 6.25%, 1/15/20, Prerefunded at 100% of Par(3)	3,700,000	3,722,459
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,268,000
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,548,315
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,193,348
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,393,999
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	454,347
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,489,078
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,726,380
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	993,004
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,209,509
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,067,967
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,515,889
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	13,140,212
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	4,020,975
Metropolitan Transportation Authority Rev., 5.00%, 11/15/21, Prerefunded at 100% of Par(3)	1,295,000	1,396,878
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22, Prerefunded at 100% of Par(3)	5,000,000	5,590,800
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(3)	10,360,000	11,761,812
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(3)	4,595,000	5,225,112
Metropolitan Transportation Authority Rev., VRDN, 1.55%, (MUNIPSA plus 0.45%), 11/15/22	7,000,000	6,995,590
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	120,349
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	100,287
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	925,012
New York City GO, 5.00%, 8/1/22	7,565,000	8,336,933

	Principal Amount	Value
New York City GO, 5.00%, 8/1/25	$13,605,000	$16,388,311
New York City GO, 5.00%, 8/1/25	1,700,000	2,011,508
New York City GO, 5.00%, 8/1/26	5,370,000	6,354,482
New York City GO, 5.00%, 8/1/32	2,000,000	2,531,300
New York City GO, 5.00%, 8/1/33	500,000	629,805
New York City GO, 5.00%, 8/1/33	1,000,000	1,259,610
New York City GO, 5.00%, 8/1/34	2,215,000	2,779,271
New York City GO, VRDN, 1.13%, 12/2/19 (SBBPA: Bank of America N.A.)	2,200,000	2,200,000
New York City GO, VRDN, 1.18%, 12/2/19 (SBBPA: Barclays Bank plc)	1,800,000	1,800,000
New York City GO, VRDN, 1.18%, 12/2/19 (SBBPA: Barclays Bank plc)	8,725,000	8,725,000
New York City GO, VRDN, 1.18%, 12/2/19 (SBBPA: Barclays Bank plc)	8,825,000	8,825,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,954,600
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	11,224,300
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,919,300
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	15,720,125
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,339,062
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.18%, 12/2/19 (SBBPA: Barclays Bank plc)	23,980,000	23,980,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.18%, 12/2/19 (SBBPA: Barclays Bank plc)	6,800,000	6,800,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.18%, 12/2/19 (SBBPA: JPMorgan Chase Bank N.A.)	21,500,000	21,500,000
New York City Water & Sewer System Rev., VRDN, 1.18%, 12/2/19 (SBBPA: JPMorgan Chase Bank N.A.)	10,000,000	10,000,000
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(4)	3,000,000	1,839,060
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	13,340,692
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,117,450
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	819,104
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,150,996
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	987,363
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	3,001,128
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,532,245
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	10,000,000	12,540,800
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	3,000,000	3,870,780
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/33	2,350,000	3,014,251

	Principal Amount	Value
New York State Thruway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	$3,330,000	$3,604,625
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,880,100
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,718,500
New York State Thruway Authority Rev., 4.00%, 1/1/38	3,000,000	3,413,070
New York State Thruway Authority Rev., 4.00%, 1/1/39	5,000,000	5,672,950
Port Authority of New York & New Jersey Rev., 5.00%, 9/1/34	5,000,000	6,397,150
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	295,000	300,602
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	2,975,514
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	509,270
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	807,146
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,094,020
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,097,729
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,838,800
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,265,350
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	833,574
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,400,751
Triborough Bridge & Tunnel Authority Rev., VRDN, 1.15%, 12/2/19 (LOC: Citibank N.A.)	1,200,000	1,200,000
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/34(2)	1,875,000	2,311,087
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36(2)	2,755,000	3,375,398
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37(2)	1,500,000	1,831,890
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38(2)	1,300,000	1,582,724
TSASC, Inc. Rev., 5.00%, 6/1/20	2,000,000	2,035,060
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,105,040
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,085,900
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,235,140
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,744,226
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	508,140
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	524,060
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,084,672
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,210,080
		369,323,924
North Carolina — 1.3%
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,261,330
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,924,050
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,698,048
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,102,354

	Principal Amount	Value
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	$1,000,000	$1,086,010
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	2,039,030
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,134,550
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26(2)	590,000	617,624
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28(2)	1,815,000	2,034,742
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30(2)	1,035,000	1,145,538
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31(2)	1,075,000	1,247,871
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32(2)	1,115,000	1,288,427
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34(2)	1,230,000	1,409,260
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	1,100,000	1,225,961
North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRDN, 2.20%, 12/1/22	5,000,000	5,069,900
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	4,050,000	4,366,588
North Carolina Turnpike Authority Rev., 5.00%, 1/1/20	800,000	802,232
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	820,131
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	750,687
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	457,231
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	379,757
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	830,437
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	18,872,400
		52,564,158
Ohio — 2.2%
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,556,862
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,466,494
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(3)	4,000,000	4,316,960
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(3)	3,560,000	3,842,094
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	2,500,000	2,698,100
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	2,530,000	2,730,477
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,765,996
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,685,477
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,236,207
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	865,823
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,602,550
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,250,000	1,389,113
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,872,617

	Principal Amount	Value
Cuyahoga County Rev., 5.00%, 12/1/20(3)	$1,400,000	$1,452,864
Cuyahoga County Rev., 5.00%, 12/1/23, Prerefunded at 100% of Par(3)	500,000	573,890
Cuyahoga County Rev., 5.00%, 12/1/23, Prerefunded at 100% of Par(3)	370,000	424,679
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,633,875
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,949,832
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,537,016
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,321,180
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,887,376
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	2,056,075
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,961,784
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,722,695
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	2,000,000	2,325,500
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	145,000	151,357
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,121,064
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,189,790
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,307,112
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,402,065
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,497,406
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,755,688
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	20,000,000	25,913,400
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,781,775
		90,995,193
Oklahoma — 0.5%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,791,435
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,189,490
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,184,360
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/23	1,550,000	1,725,134
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/25	530,000	618,743
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/27	700,000	848,477
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/28	1,600,000	1,970,144
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/29	750,000	915,548
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.25%, 8/15/48	3,750,000	4,441,912
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	277,945

	Principal Amount	Value
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	$1,665,000	$1,890,025
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	584,005
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	695,694
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,155,260
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,388,491
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,149,010
		21,825,673
Oregon — 0.8%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.60%, 11/15/23	6,200,000	6,201,426
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 3.00%, 11/15/22	2,500,000	2,501,500
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	581,000
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	575,080
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	2,400,000	2,719,728
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/52	1,500,000	1,695,465
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,103,586
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	379,463
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	275,938
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	224,640
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	346,313
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	652,152
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	525,640
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	309,488
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	273,554
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	240,400
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	317,470
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	280,719
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	238,056
State of Oregon GO, 5.00%, 5/1/20	1,870,000	1,899,883
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,025,670
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,581,885
State of Oregon GO, 5.00%, 8/1/21	750,000	798,007
State of Oregon GO, 5.00%, 8/1/22	700,000	771,428
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,525,670
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,174,120

	Principal Amount	Value
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	$500,000	$599,740
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	500,000	596,105
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	592,820
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	705,234
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	931,840
		31,644,020
Pennsylvania — 7.9%
Allegheny County Higher Education Building Authority Rev., 4.00%, 3/1/33	400,000	440,624
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,365,558
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,212,680
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	662,388
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/37	1,000,000	1,134,660
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/47	1,625,000	1,816,246
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,707,205
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,883,790
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	2,254,554
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,561,887
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRDN, 2.60%, (MUNIPSA plus 1.50%), 7/1/22	2,500,000	2,527,125
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	871,710
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	481,648
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	273,235
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	217,886
Coatesville School District GO, 4.00%, 8/1/20 (AGM)	250,000	254,160
Coatesville School District GO, 5.00%, 8/1/21 (AGM)	1,000,000	1,057,870
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	875,000	951,510
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,148,120
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	3,080,025
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,454,560
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,447,560
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,608,983
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,682,842
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,756,734

	Principal Amount	Value
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	$1,465,000	$1,696,133
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,200,350
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,701,756
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	608,333
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	891,908
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	789,705
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,212,422
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,272,313
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,329,998
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,383,665
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,444,238
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,554,100
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRDN, 1.70%, (MUNIPSA plus 0.60%), 6/1/24	6,750,000	6,750,742
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,353,820
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	2,500,000	2,932,625
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,167,660
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,513,655
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/26	1,800,000	2,174,580
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/28	3,250,000	4,055,415
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,284,048
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,270,874
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,175,820
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,090,242
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,164,520
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	737,149
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	605,196
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRDN, 1.82%, (MUNIPSA plus 0.72%), 9/1/23	10,000,000	10,000,100

	Principal Amount	Value
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRDN, 2.29%, (70% of the 1-month LIBOR plus 1.04%), 8/15/24	$3,000,000	$3,015,390
Pennsylvania COP, 5.00%, 7/1/29	600,000	742,518
Pennsylvania COP, 5.00%, 7/1/30	750,000	923,610
Pennsylvania COP, 5.00%, 7/1/31	850,000	1,043,086
Pennsylvania COP, 5.00%, 7/1/35	450,000	546,890
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,163,907
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	14,204,316
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	6,036,500
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	539,165
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	823,445
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	812,153
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	895,523
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/25	1,000,000	1,081,350
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/26	1,000,000	1,079,680
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/27	1,250,000	1,347,800
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,642,576
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,705,040
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(3)	945,000	1,115,563
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,709,835
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,170,216
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,165,770
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,438,012
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,712,100
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	2,081,120
Pennsylvania Turnpike Commission Rev., VRN, 1.70%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,027,000
Pennsylvania Turnpike Commission Rev., VRN, 1.80%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,071,100
Philadelphia GO, 5.00%, 8/1/20	2,500,000	2,563,000
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,184,830
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,740,575
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,522,648
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,229,620
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,785,571

	Principal Amount	Value
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	$2,960,000	$3,591,161
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,948,728
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,172,654
Philadelphia Municipal Authority Rev., 5.00%, 4/1/20	600,000	607,044
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,046,090
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	772,486
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,402,834
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,710,735
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,989,034
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,096,027
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,300,000
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,098,580
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	954,680
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,271,710
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	696,548
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,326,760
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	947,445
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,344,470
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,260,110
Pittsburgh Water & Sewer Authority Rev., VRDN, 1.89%, (70% of the 1-month LIBOR plus 0.64%), 12/1/20 (AGM)	5,000,000	5,002,200
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,195,073
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	465,783
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,510,381
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,439,694
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	2,068,458
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,863,450
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,984,036
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,212,520
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,170,693
Reading School District GO, 5.00%, 3/1/21 (AGM)	425,000	443,802
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	744,156
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,239,994
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,376,000
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,768,005
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,757,310
School District of Philadelphia GO, 5.00%, 9/1/20	500,000	513,840
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,490,050
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,650,650
School District of Philadelphia GO, 5.00%, 9/1/23	1,500,000	1,695,195
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,652,980
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	612,535
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	589,993
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,512,777
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,677,490

	Principal Amount	Value
School District of Philadelphia GO, 5.00%, 9/1/33	$1,625,000	$1,974,830
Scranton School District GO, 5.00%, 6/1/20	630,000	640,162
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,420,297
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,539,519
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,203,400
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,984,257
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	899,618
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,406,304
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	565,735
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	695,736
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	738,381
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,080,982
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	941,922
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	916,605
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,164,420
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	811,839
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	807,366
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,708,200
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 1.34%, (MUNIPSA plus 0.24%), 9/15/21	10,000,000	9,998,700
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 1.42%, (MUNIPSA plus 0.36%), 2/15/24(2)	10,000,000	10,003,600
		319,010,870
Rhode Island — 0.4%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	2,023,035
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,216,472
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,406,220
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,158,580
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	537,579
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	592,705
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	586,905
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,505,847
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,283,780
		14,311,123
South Carolina — 0.5%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	429,072

	Principal Amount	Value
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	$1,000,000	$1,003,180
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	2,007,145
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,375,382
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,074,670
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	6,034,000
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	281,915
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,353,630
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	540,662
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,311,000
		20,410,656
Tennessee — 1.2%
Clarksville Public Building Authority Rev., VRDN, 1.18%, 12/2/19 (LOC: Bank of America N.A.)	4,500,000	4,500,000
Clarksville Public Building Authority Rev., VRDN, 1.18%, 12/2/19 (LOC: Bank of America N.A.)	2,600,000	2,600,000
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/20	300,000	303,234
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,081,101
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	536,385
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	428,816
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	740,051
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	470,212
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	443,419
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	560,576
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	559,160
Montgomery County Public Building Authority Rev., VRDN, 1.18%, 12/2/19 (LOC: Bank of America N.A.)	1,715,000	1,715,000
Tennergy Corp. Rev., VRDN, 5.00%, 10/1/24	12,000,000	13,828,920
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 11/1/25	20,000,000	22,274,400
		50,041,274
Texas — 10.9%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,769,266
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,228,890
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,345,784
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,220,230
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,216,850
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/33 (PSF-GTD)(2)	1,300,000	1,497,236
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/35 (PSF-GTD)(2)	700,000	798,511
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/36 (PSF-GTD)(2)	1,250,000	1,418,263
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/37 (PSF-GTD)(2)	1,500,000	1,696,635
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/38 (PSF-GTD)(2)	1,875,000	2,114,175

	Principal Amount	Value
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/39 (PSF-GTD)(2)	$1,625,000	$1,830,465
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	232,658
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	440,884
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	381,906
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	577,395
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	431,775
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	631,301
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	1,029,798
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	530,672
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,486,568
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/20	500,000	501,360
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	779,018
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	828,496
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/22	650,000	696,924
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	650,000	716,801
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	750,000	817,380
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/24	1,500,000	1,694,895
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/25	800,000	906,512
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,651,100
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	6,926,160
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	5,456,325
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	315,092
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,146,400
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	291,353
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,573,455
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,696,980
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	891,674
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(3)	2,500,000	2,628,650
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,142,680
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,208,080
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,368,800
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,277,140
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,318,222
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,840,903
Clear Creek Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,605,000	2,950,006

	Principal Amount	Value
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	$3,500,000	$3,954,510
Clear Creek Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,500,000	2,818,250
Clear Creek Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	3,371,730
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,420,542
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,065,100
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,211,212
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,312,608
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	594,330
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,688,520
Dallas GO, 5.00%, 2/15/21	7,150,000	7,479,615
Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,250,000
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	2,750,000	3,577,832
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	3,245,200
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	6,796,860
Dallas Independent School District GO, 5.00%, 2/15/36, Prerefunded at 100% of Par (PSF-GTD)(3)	155,000	167,995
Dallas Independent School District GO, 5.00%, 2/15/36, Prerefunded at 100% of Par (PSF-GTD)(3)	1,910,000	2,067,957
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22 (PSF-GTD)	7,935,000	8,563,928
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	776,085
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	6,000,000	6,208,680
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	535,985
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	4,658,220
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	443,572
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	736,925
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/20 (BAM)	240,000	241,270
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	412,668
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	320,546
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	428,780
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	524,117
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	266,623
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	220,664
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,322,841
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	567,955
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,447,960
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,000,000	3,436,140

	Principal Amount	Value
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	$7,790,000	$8,980,935
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,882,400
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,479,612
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,807,043
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,993,643
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,794,615
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,192,370
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,187,600
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,113,880
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,849,787
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,101,240
Harris County Health Facilities Development Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.18%, 12/2/19	4,190,000	4,190,000
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,258,942
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	958,149
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	955,477
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	808,178
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	874,790
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,147,110
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	582,058
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,613,651
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,135,280
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	549,849
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,131,780
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,805,709
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,383,920
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,117,460
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,159,740
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,369,718
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	818,729
Houston Independent School District GO, VRDN, 2.40%, 6/1/21 (PSF-GTD)	8,000,000	8,129,840
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,317,740
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,616,804
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,720,170
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,142,650
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,708,605
Irving Hospital Authority Rev., 5.00%, 10/15/20	500,000	514,650

	Principal Amount	Value
Irving Hospital Authority Rev., 5.00%, 10/15/22	$250,000	$273,635
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	550,985
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	294,900
Irving Hospital Authority Rev., VRDN, 2.20%, (MUNIPSA plus 1.10%), 10/15/23	1,750,000	1,773,713
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,683,018
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,017,090
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,495,422
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,035,000
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/25 (AGM)(2)	890,000	1,052,585
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/27 (AGM)(2)	1,050,000	1,284,140
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/28 (AGM)(2)	1,250,000	1,547,738
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,419,020
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	836,668
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	543,748
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	578,845
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	1,000,000	1,094,140
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/32	1,670,000	1,812,618
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	1,000,000	1,072,110
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/42	1,000,000	1,062,270
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,058,137
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	7,929,728
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,018,840
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,199,230
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,224,910
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,683,675
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,482,088
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	6,770,188
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,476,650
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,230,625
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,138,760
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,314,965
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,586,046
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,208,875

	Principal Amount	Value
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	$1,130,000	$1,276,109
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,490,864
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,513,415
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,423,875
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,135,630
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,844,638
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	4,000,000	4,589,920
San Antonio Water System Rev., 5.00%, 5/15/34	6,500,000	8,296,665
San Antonio Water System Rev., VRDN, 2.00%, 11/1/22	4,000,000	4,061,080
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), VRDN, 1.14%, 12/2/19 (LOC: TD Bank N.A.)	2,000,000	2,000,000
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,296,020
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26	5,100,000	5,935,380
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,502,351
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,694,586
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,776,014
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,179,700
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,653,240
Texas Transportation Commission State Highway Fund Rev., VRDN, 4.00%, 10/1/21	2,000,000	2,101,100
Texas Water Development Board Rev., 5.00%, 4/15/31	9,910,000	12,559,141
Texas Water Development Board Rev., 5.00%, 10/15/38	14,540,000	18,087,324
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	4,750,000	6,131,252
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	5,000,000	6,433,450
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,820,197
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,848,644
University of Texas System Rev., 5.00%, 8/15/34	15,000,000	19,176,150
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	825,703
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,796,190
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,410,984
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,432,729
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,597,371
		439,673,096
Utah — 0.3%
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,238,664
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/27	2,145,000	2,517,779
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,158,730

	Principal Amount	Value
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	$1,000,000	$1,215,890
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(3)	2,900,000	3,179,502
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(3)	1,220,000	1,337,584
		10,648,149
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	547,915
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	848,640
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,598,226
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	715,761
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,182,540
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	923,647
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,171,930
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,052,280
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	581,785
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,752,360
		13,375,084
Virginia — 0.6%
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(3)	1,430,000	1,448,461
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,470,010
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,970,221
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/38	250,000	273,022
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/48	700,000	758,212
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	719,071
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	445,000	462,342
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	801,176
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,683,735
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	751,530
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,184,550
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,199,960
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	833,315

	Principal Amount	Value
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	$450,000	$491,935
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	576,025
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	539,874
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	891,945
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,184,470
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,495,030
		22,734,884
Washington — 4.6%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	7,000,000	8,855,070
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	11,000,000	13,875,290
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,018,880
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	10,921,800
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,745,123
State of Washington GO, 5.00%, 7/1/21	3,375,000	3,580,301
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,116,220
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,302,950
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,232,212
State of Washington GO, 5.00%, 7/1/26	14,000,000	15,339,940
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,783,100
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,379,770
State of Washington GO, 5.00%, 6/1/34(2)	1,500,000	1,829,310
State of Washington GO, 5.00%, 8/1/34	11,845,000	15,084,134
State of Washington GO, 5.00%, 6/1/35	9,785,000	12,370,491
State of Washington GO, 5.00%, 6/1/35(2)	1,500,000	1,824,420
State of Washington GO, 5.00%, 2/1/38	10,000,000	12,450,000
Tobacco Settlement Authority Rev., 5.00%, 6/1/22	2,250,000	2,436,907
Tobacco Settlement Authority Rev., 5.00%, 6/1/23	2,000,000	2,228,040
Tobacco Settlement Authority Rev., 5.00%, 6/1/24	3,000,000	3,342,060
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 5.00%, 8/1/24	2,000,000	2,274,840
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 5.00%, 8/1/25	10,000,000	11,594,400
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 5.00%, 8/1/26	2,250,000	2,663,055
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.28%, (67% of the 1-month LIBOR plus 1.10%), 7/1/22	2,000,000	2,016,540
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.15%, (MUNIPSA plus 1.05%), 7/3/23	2,000,000	2,026,620

	Principal Amount	Value
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	$6,500,000	$7,585,500
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,508,950
		186,385,923
Wisconsin — 1.1%
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	834,162
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	892,011
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	901,860
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,171,980
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	1,122,275
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	3,072,740
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	3,216,095
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	3,371,648
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/42	1,100,000	1,232,242
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,228,370
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/33	3,480,000	3,980,563
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	4,335,000	4,886,542
Public Finance Authority Rev., (Northwest Nazarene University), 5.00%, 10/1/43	5,305,000	5,993,907
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,538,735
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,150,710
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,771,635
State of Wisconsin GO, 5.00%, 5/1/20	2,890,000	2,936,442
State of Wisconsin GO, 5.00%, 5/1/21	2,460,000	2,595,005
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,857,056
		45,753,978
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $3,912,492,592)		4,092,841,109
OTHER ASSETS AND LIABILITIES — (1.0)%		(41,309,635)
TOTAL NET ASSETS — 100.0%		$4,051,531,474

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $90,561,840, which represented 2.2% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

(4)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,912,492,592)	$4,092,841,109
Cash	232,672
Receivable for investments sold	790,000
Receivable for capital shares sold	1,752,445
Interest receivable	48,454,810
4,144,071,036

Liabilities
Payable for investments purchased	86,561,852
Payable for capital shares redeemed	3,993,468
Accrued management fees	1,041,390
Distribution and service fees payable	13,201
Dividends payable	929,651
92,539,562

Net Assets	$4,051,531,474

Net Assets Consist of:
Capital paid in	$3,874,975,927
Distributable earnings	176,555,547
$4,051,531,474

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,231,676,041	106,262,359	$11.59
I Class	$1,418,626,228	122,353,725	$11.59
Y Class	$1,363,379,561	117,657,992	$11.59
A Class	$28,907,177	2,493,331	$11.59*
C Class	$8,942,467	771,954	$11.58
*Maximum offering price $12.14 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$57,701,335

Expenses:
Management fees	6,248,154
Distribution and service fees:
A Class	35,567
C Class	45,137
Trustees' fees and expenses	148,949
Other expenses	458
6,478,265

Net investment income (loss)	51,223,070

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	7,189,528
Change in net unrealized appreciation (depreciation) on investments	25,221,689

Net realized and unrealized gain (loss)	32,411,217

Net Increase (Decrease) in Net Assets Resulting from Operations	$83,634,287

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MAY 31, 2019
Increase (Decrease) in Net Assets	November 30, 2019	May 31, 2019
Operations
Net investment income (loss)	$51,223,070	$100,104,124
Net realized gain (loss)	7,189,528	(2,181,747)
Change in net unrealized appreciation (depreciation)	25,221,689	104,807,477
Net increase (decrease) in net assets resulting from operations	83,634,287	202,729,854

Distributions to Shareholders
From earnings:
Investor Class	(15,133,921)	(33,112,538)
I Class	(18,301,151)	(32,225,028)
Y Class	(17,645,277)	(33,850,191)
A Class	(315,621)	(770,907)
C Class	(66,160)	(177,682)
Decrease in net assets from distributions	(51,462,130)	(100,136,346)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	145,353,186	312,698,459

Net increase (decrease) in net assets	177,525,343	415,291,967

Net Assets
Beginning of period	3,874,006,131	3,458,714,164
End of period	$4,051,531,474	$3,874,006,131

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment

Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $31,745,000 and $22,600,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2019 were $952,471,337 and $748,371,939, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2019		Year ended May 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,050,125	$116,467,478	27,838,038	$311,207,805
Issued in reinvestment of distributions	1,226,877	14,233,335	2,827,758	31,684,324
Redeemed	(10,179,975)	(118,083,109)	(51,428,750)	(574,077,773)
	1,097,027	12,617,704	(20,762,954)	(231,185,644)
I Class
Sold	20,068,623	233,062,112	72,650,556	811,629,441
Issued in reinvestment of distributions	1,199,106	13,917,401	2,277,388	25,555,530
Redeemed	(17,744,140)	(205,368,714)	(34,073,442)	(379,725,098)
	3,523,589	41,610,799	40,854,502	457,459,873
Y Class
Sold	17,463,670	202,284,249	29,442,054	330,066,982
Issued in reinvestment of distributions	1,491,730	17,303,344	3,011,044	33,736,047
Redeemed	(11,158,306)	(129,223,339)	(23,407,337)	(261,397,109)
	7,797,094	90,364,254	9,045,761	102,405,920
A Class
Sold	528,275	6,102,785	530,886	5,945,006
Issued in reinvestment of distributions	26,229	304,380	67,450	755,090
Redeemed	(446,134)	(5,156,165)	(1,734,806)	(19,352,025)
	108,370	1,251,000	(1,136,470)	(12,651,929)
C Class
Sold	58,016	671,691	78,309	873,338
Issued in reinvestment of distributions	4,780	55,414	13,727	153,608
Redeemed	(105,322)	(1,217,676)	(390,641)	(4,356,707)
	(42,526)	(490,571)	(298,605)	(3,329,761)
Net increase (decrease)	12,483,554	$145,353,186	27,702,234	$312,698,459

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,912,492,592
Gross tax appreciation of investments	$182,478,196
Gross tax depreciation of investments	(2,129,679)
Net tax appreciation (depreciation) of investments	$180,348,517

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2019, the fund had accumulated short-term capital losses of $(10,238,711) and accumulated long-term capital losses of $(472,505), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$11.49	0.14	0.10	0.24	(0.14)	$11.59	2.12%	0.47%(4)	2.47%(4)	19%	$1,231,676
2019	$11.18	0.30	0.31	0.61	(0.30)	$11.49	5.57%	0.47%	2.69%	40%	$1,208,725
2018	$11.37	0.30	(0.19)	0.11	(0.30)	$11.18	0.95%	0.47%	2.63%	36%	$1,408,019
2017	$11.56	0.29	(0.19)	0.10	(0.29)	$11.37	0.87%	0.47%	2.52%	54%	$1,559,408
2016	$11.33	0.29	0.23	0.52	(0.29)	$11.56	4.66%	0.47%	2.55%	32%	$1,624,065
2015	$11.45	0.30	(0.12)	0.18	(0.30)	$11.33	1.59%	0.47%	2.64%	34%	$1,624,982
I Class
2019(3)	$11.50	0.15	0.09	0.24	(0.15)	$11.59	2.22%	0.27%(4)	2.67%(4)	19%	$1,418,626
2019	$11.18	0.32	0.32	0.64	(0.32)	$11.50	5.87%	0.27%	2.89%	40%	$1,366,170
2018	$11.38	0.32	(0.20)	0.12	(0.32)	$11.18	1.07%	0.27%	2.83%	36%	$872,018
2017	$11.56	0.31	(0.18)	0.13	(0.31)	$11.38	1.16%	0.27%	2.72%	54%	$1,604,320
2016	$11.34	0.31	0.22	0.53	(0.31)	$11.56	4.77%	0.27%	2.75%	32%	$1,633,080
2015	$11.45	0.32	(0.11)	0.21	(0.32)	$11.34	1.89%	0.27%	2.84%	34%	$1,676,931

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2019(3)	$11.49	0.16	0.10	0.26	(0.16)	$11.59	2.24%	0.24%(4)	2.70%(4)	19%	$1,363,380
2019	$11.18	0.33	0.31	0.64	(0.33)	$11.49	5.81%	0.24%	2.92%	40%	$1,262,340
2018	$11.37	0.32	(0.19)	0.13	(0.32)	$11.18	1.19%	0.24%	2.86%	36%	$1,126,861
2017(5)	$11.23	0.04	0.14	0.18	(0.04)	$11.37	1.65%	0.24%(4)	2.83%(4)	54%(6)	$5
A Class
2019(3)	$11.50	0.13	0.09	0.22	(0.13)	$11.59	1.90%	0.72%(4)	2.22%(4)	19%	$28,907
2019	$11.18	0.27	0.32	0.59	(0.27)	$11.50	5.40%	0.72%	2.44%	40%	$27,415
2018	$11.38	0.27	(0.20)	0.07	(0.27)	$11.18	0.61%	0.72%	2.38%	36%	$39,379
2017	$11.56	0.26	(0.18)	0.08	(0.26)	$11.38	0.70%	0.72%	2.27%	54%	$59,168
2016	$11.34	0.26	0.22	0.48	(0.26)	$11.56	4.30%	0.72%	2.30%	32%	$70,224
2015	$11.45	0.27	(0.11)	0.16	(0.27)	$11.34	1.43%	0.72%	2.39%	34%	$66,830
C Class
2019(3)	$11.49	0.08	0.09	0.17	(0.08)	$11.58	1.52%	1.47%(4)	1.47%(4)	19%	$8,942
2019	$11.17	0.19	0.32	0.51	(0.19)	$11.49	4.61%	1.47%	1.69%	40%	$9,356
2018	$11.37	0.18	(0.20)	(0.02)	(0.18)	$11.17	(0.14)%	1.47%	1.63%	36%	$12,437
2017	$11.55	0.17	(0.18)	(0.01)	(0.17)	$11.37	(0.05)%	1.47%	1.52%	54%	$14,572
2016	$11.33	0.18	0.22	0.40	(0.18)	$11.55	3.53%	1.47%	1.55%	32%	$16,425
2015	$11.44	0.19	(0.11)	0.08	(0.19)	$11.33	0.67%	1.47%	1.64%	34%	$17,005

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through May 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91042 2001

Semiannual Report

November 30, 2019

Tax-Free Money Market Fund
Investor Class (BNTXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Yield Backdrop, Investor Demand Drove Muni Market Gains

With government bond yields trending downward, municipal bonds (munis) delivered positive returns for the six-month reporting period. Investment-grade munis generally underperformed U.S. Treasuries, which often occurs when Treasury yields decline at a greater pace than muni yields. However, high-yield munis generally outperformed investment-grade munis and Treasuries, reflecting investor demand for yield.

A key early 2019 policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. These factors generally drove Treasury yields lower. By July, concerns about global economic risks, including trade policy uncertainty, prompted the Fed to cut short-term interest rates for the first time in 10 years. And with global risks still looming, the Fed cut rates again in September and October before pausing to digest the impact of its three easing moves.

In addition to benefiting from declining yields, munis advanced on stable credit fundamentals and favorable supply/demand dynamics. Demand remained near record levels during the period and generally outpaced available supply. Investor interest in munis was particularly robust in high-tax states, where federal legislation capping state and local tax deductions continued to drive demand for tax-advantaged munis.

We believe state and local finances across the country should remain stable, providing continued support for munis. We also expect the supply/demand backdrop to remain favorable. Meanwhile, volatility, economic data, central bank policy and other factors will continue to affect the fixed-income markets. These influences underscore the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

NOVEMBER 30, 2019
Yields
7-Day Current Yield	0.65%
7-Day Effective Yield	0.65%

Portfolio at a Glance
Weighted Average Maturity	15 days
Weighted Average Life	15 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	96%
31-90 days	—
91-180 days	2%
More than 180 days	2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During Period(1) 6/1/19 - 11/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,004.80	$2.51	0.50%
Hypothetical
Investor Class	$1,000	$1,022.50	$2.53	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

NOVEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 94.8%
Alaska — 1.0%
State of Alaska International Airports System Rev., VRDN, 1.10%, 12/6/19 (LOC: State Street Bank & Trust Co.)	$1,465,000	$1,465,000
Arizona — 5.2%
Maricopa County Industrial Development Authority Rev., (San Clemente Apartments LP), VRDN, 1.24%, 12/6/19 (LOC: FNMA) (LIQ FAC: FNMA)	810,000	810,000
Salt River Pima-Maricopa Indian Community Rev., VRDN, 1.12%, 12/6/19 (LOC: Bank of America N.A.)	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.18%, 12/6/19 (LIQ FAC: Bank of America N.A.)(GA: Bank of America N.A.)(1)	4,000,000	4,000,000
		7,310,000
California — 1.8%
California Pollution Control Financing Authority Rev., (Milk Time Dairy Farms), VRDN, 1.25%, 12/6/19 (LOC: Wells Fargo Bank N.A.)	1,400,000	1,400,000
California Statewide Communities Development Authority Rev., (Sarich Family Living Trust), VRDN, 1.20%, 12/6/19 (LOC: Bank of the West)	1,200,000	1,200,000
		2,600,000
Colorado — 4.4%
Colorado Educational & Cultural Facilities Authority Rev., (Nature Conservancy), VRDN, 1.09%, 12/6/19	4,705,000	4,705,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.14%, 12/6/19 (LIQ FAC: Barclays Bank plc)(GA: Barclays Bank plc)(1)	1,500,000	1,500,000
		6,205,000
District of Columbia — 1.7%
Metropolitan Washington Airports Authority Rev., VRDN, 1.17%, 12/2/19 (LOC: TD Bank N.A.)	2,380,000	2,380,000
Florida — 9.4%
Florida Development Finance Corp. Rev., (Virgin Trains USA Florida LLC), VRN, 1.90%, 3/17/20	3,000,000	3,000,000
Hillsborough County Industrial Development Authority Rev., (Corbett Preparatory School of IDS, Inc.), VRDN, 1.21%, 12/6/19 (LOC: Bank of America N.A.)	700,000	700,000
Orlando Utilities Commission Rev., VRDN, 1.17%, 12/6/19 (SBBPA: TD Bank N.A.)	6,000,000	6,000,000
RBC Municipal Products, Inc. Trust GO, VRDN, 1.13%, 12/6/19 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,565,000	3,565,000
		13,265,000
Georgia — 2.0%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.25%, 12/6/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 1.20%, 12/6/19 (LOC: Bank of America N.A.)	1,230,000	1,230,000
		2,830,000
Illinois — 18.9%
Chicago O'Hare International Airport Rev., VRDN, 1.09%, 12/6/19 (LOC: Barclays Bank plc)	4,200,000	4,200,000

6

	Principal Amount	Value
East Moline Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 1.21%, 12/1/19 (LOC: U.S. Bank N.A.)	$480,000	$480,000
Illinois Development Finance Authority Rev., (North Shore Senior Center), VRDN, 1.19%, 12/6/19 (LOC: JPMorgan Chase Bank N.A.)	5,500,000	5,500,000
Illinois Educational Facilities Authority Rev., (Lincoln Park Society), VRDN, 1.17%, 12/6/19 (LOC: Citibank N.A.)	1,400,000	1,400,000
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), VRDN, 1.13%, 12/6/19 (SBBPA: Northern Trust Company)	2,720,000	2,720,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 1.11%, 12/6/19 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 1.49%, 12/6/19 (LOC: First National Bank and FHLB)	1,540,000	1,540,000
Jackson-Union Counties Regional Port District Rev., (Kinder Morgan Operating LP B), VRDN, 1.09%, 12/6/19 (LOC: Wells Fargo Bank N.A.)	2,300,000	2,300,000
Lake County Rev., (Whispering Oaks Associates LP), VRDN, 1.11%, 12/6/19 (LIQ FAC: FHLMC)	1,600,000	1,600,000
Southwestern Illinois Development Authority Rev., (Waste Management, Inc.), VRDN, 1.30%, 12/6/19 (LOC: JPMorgan Chase Bank N.A.)	4,300,000	4,300,000
		26,780,000
Louisiana — 2.2%
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 1.20%, 12/6/19 (LOC: Community Bank and FHLB)	3,150,000	3,150,000
Michigan — 2.4%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.14%, 12/6/19 (LIQ FAC: Barclays Bank plc)(1)	3,335,000	3,335,000
Minnesota — 3.8%
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 1.22%, 12/6/19 (LIQ FAC: FHLMC)	5,335,000	5,334,961
Mississippi — 3.5%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.09%, 12/6/19 (GA: Chevron Corp.)	1,100,000	1,100,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.09%, 12/6/19 (GA: Chevron Corp.)	945,000	945,000
Mississippi Business Finance Corp. Rev., (Jackson Heart Realty LLC), VRDN, 1.15%, 12/6/19 (LOC: Trustmark National Bank and FHLB)	2,925,000	2,925,000
		4,970,000
Missouri — 0.5%
Wright City Rev., (MB Realty LLC), VRDN, 1.27%, 12/6/19 (LOC: Bank of America N.A.)	640,000	640,000
New York — 8.9%
Metropolitan Transportation Authority Rev., VRDN, 1.11%, 12/6/19 (LOC: PNC Bank N.A.)	1,900,000	1,900,000
New York City GO, VRDN, 1.17%, 12/2/19 (SBBPA: State Street Bank & Trust Co.)	2,265,000	2,265,000
New York City Water & Sewer System Rev., VRDN, 1.18%, 12/2/19 (SBBPA: State Street Bank & Trust Co.)	400,000	400,000
New York City Water & Sewer System Rev., VRDN, 1.16%, 12/2/19 (SBBPA: PNC Bank N.A.)	6,100,000	6,100,000
New York State Housing Finance Agency Rev., (Helena Associates LLC), VRDN, 1.11%, 12/6/19 (LIQ FAC: FNMA)	1,100,000	1,100,000
North Amityville Fire Co., Inc. Rev., VRDN, 1.22%, 12/6/19 (LOC: Citibank N.A.)	800,000	800,000
		12,565,000

7

	Principal Amount	Value
North Carolina — 0.6%
Lower Cape Fear Water & Sewer Authority Rev., VRDN, 1.13%, 12/6/19 (LOC: Cooperatieve Rabobank U.A.)	$855,000	$855,000
Pennsylvania — 0.9%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.20%, 12/6/19 (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	1,335,000	1,335,000
Tennessee — 3.5%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.22%, 12/6/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
Texas — 11.9%
Harris County Health Facilities Development Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.18%, 12/2/19	1,600,000	1,600,000
Mission Economic Development Corp. Rev., VRDN, 1.27%, 12/6/19 (LOC: Wells Fargo Bank N.A.)	1,435,000	1,435,000
Southeast Texas Housing Finance Corp. Rev., (HFI Wyndham Park Apartments LP), VRDN, 1.17%, 12/6/19 (LOC: FNMA)(LIQ FAC: FNMA)	4,875,000	4,875,000
State of Texas GO, VRDN, 1.11%, 12/6/19 (SBBPA: State Street Bank & Trust Co.)	2,700,000	2,700,000
State of Texas GO, VRDN, 1.21%, 12/6/19 (LIQ FAC: State Street Bank & Trust Co.)	600,000	600,000
State of Texas Rev., 4.00%, 8/27/20	3,000,000	3,060,117
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRDN, 1.15%, 12/2/19 (LOC: TD Bank N.A.)	835,000	835,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 1.14%, 12/6/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,800,000	1,800,000
		16,905,117
Washington — 8.8%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 1.27%, 12/6/19 (LOC: FHLB and Homestreet Bank)	1,400,000	1,400,000
Washington State Housing Finance Commission Rev., (Kitts Corner LLC), VRDN, 1.14%, 12/6/19 (LOC: FHLB and East West Bank)	4,700,000	4,700,000
Washington State Housing Finance Commission Rev., (Panorama), VRDN, 1.22%, 12/6/19 (LOC: Wells Fargo Bank N.A.)	4,350,000	4,350,000
Washington State Housing Finance Commission Rev., (Redmond Ridge Apartments LLC), VRDN, 1.14%, 12/6/19 (LOC: FHLB and East West Bank)	2,000,000	2,000,000
		12,450,000
Wisconsin — 3.4%
Public Finance Authority Rev., (WakeMed Obligated Group), VRDN, 1.13%, 12/6/19 (LOC: Barclays Bank plc)	600,000	600,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.14%, 12/6/19 (LIQ FAC: Barclays Bank plc)(1)	1,000,000	1,000,000
Wisconsin Housing & Economic Development Authority Rev., VRDN, 1.18%, 12/6/19 (Housing and Urban Development Loan)(LOC: Bank of America N.A.)	500,000	500,000
Wisconsin Housing & Economic Development Authority Rev., VRDN, 1.19%, 12/6/19 (GO of Authority Housing and Urban Development Loan)(LOC: Bank of America N.A.)	2,745,000	2,745,000
		4,845,000
TOTAL INVESTMENT SECURITIES — 94.8%		134,220,078
OTHER ASSETS AND LIABILITIES(2) — 5.2%		7,316,815
TOTAL NET ASSETS — 100.0%		$141,536,893

8

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $23,135,000, which represented 16.3% of total net assets.

(2)	Amount relates primarily to receivable for investments sold, but not settled, at period end.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

NOVEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$134,220,078
Cash	64,502
Receivable for investments sold	6,872,697
Receivable for capital shares sold	360,291
Interest receivable	245,803
141,763,371

Liabilities
Payable for capital shares redeemed	172,195
Accrued management fees	54,283
226,478

Net Assets	$141,536,893

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	141,556,724

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$141,536,893

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$969,182

Expenses:
Management fees	324,964
Trustees' fees and expenses	5,000
Other expenses	2,073
332,037

Net investment income (loss)	637,145

Net Increase (Decrease) in Net Assets Resulting from Operations	$637,145

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MAY 31, 2019
Increase (Decrease) in Net Assets	November 30, 2019	May 31, 2019
Operations
Net investment income (loss)	$637,145	$1,497,354

Distributions to Shareholders
From earnings	(637,145)	(1,508,964)

Capital Share Transactions
Proceeds from shares sold	74,403,295	65,491,820
Proceeds from reinvestment of distributions	627,170	1,500,721
Payments for shares redeemed	(62,652,430)	(76,068,701)
Net increase (decrease) in net assets from capital share transactions	12,378,035	(9,076,160)

Net increase (decrease) in net assets	12,378,035	(9,087,770)

Net Assets
Beginning of period	129,158,858	138,246,628
End of period	$141,536,893	$129,158,858

Transactions in Shares of the Fund
Sold	74,403,295	65,491,820
Issued in reinvestment of distributions	627,170	1,500,721
Redeemed	(62,652,430)	(76,068,701)
Net increase (decrease) in shares of the fund	12,378,035	(9,076,160)

See Notes to Financial Statements.

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Notes to Financial Statements

NOVEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended November 30, 2019 was 0.49%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,900,000 and $16,330,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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6. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2019(2)	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.48%	0.50%(4)	0.50%(4)	0.96%(4)	0.96%(4)	$141,537
2019	$1.00	0.01	—	0.01	(0.01)	—(3)	(0.01)	$1.00	1.12%	0.50%	0.50%	1.11%	1.11%	$129,159
2018	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.69%	0.50%	0.50%	0.69%	0.69%	$138,247
2017	$1.00	—(3)	—	—(3)	—(3)	—(3)	—(3)	$1.00	0.28%	0.50%	0.50%	0.27%	0.27%	$137,390
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.02%	0.23%	0.50%	0.02%	(0.25)%	$153,686
2015	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.17%	0.50%	0.01%	(0.32)%	$160,314

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended November 30, 2019 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor

17

regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above the median of the peer group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the

18

investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses.

19

With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

22

Notes

23

Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91043 2001

ITEM 1. REPORTS TO STOCKHOLDERS.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	January 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President
(principal executive officer)

Date:	January 24, 2020

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	January 24, 2020